Financial income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from Contract with Customer [Abstract]
Other expenses	$ 42	$ 49	$ 67
Interest Income, Other	(959)	(202)	(382)
Loss (gain) from sale of marketable debt securities	(12)	182	305
Foreign currency gains	(5)	(94)	(25)
Financial income net	$ (934)	$ (65)	$ (35)